Investments in associates and joint ventures (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Revenues	$ 1,379,363	$ 1,220,836	$ 1,281,202
Segment profit / (loss)	372,280	299,635	198,770
Total comprehensive income / (loss)	355,108	237,541	55,465
Cash of operating activities	62,938	196,759	152,487
Cash of investing activities	(306,520)	(107,593)	172,362
Cash of financing activities	189,644	120,421	$ (413,008)
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Revenues	9,072	8,407
Segment profit / (loss)	2,798	7,175
Total comprehensive income / (loss)	2,798	7,175
Dividend distribution	(6,001)	(1,034)
Cash of operating activities	4,214	4,042
Cash of investing activities	(2,853)	(2,261)
Cash of financing activities	(2,170)	(1,066)
Changes in cash and cash equivalents	(809)	715
Investment BHSA [Member]
Statement [Line Items]
Revenues	1,287,153	1,316,136
Segment profit / (loss)	54,205	62,172
Total comprehensive income / (loss)	54,205	62,172
Dividend distribution	(14,022)	(95,300)
Cash of operating activities	(14,690)	192,931
Cash of investing activities	(1,523)	(3,555)
Cash of financing activities	(15,801)	86,065
Changes in cash and cash equivalents	$ (32,014)	$ 275,441